GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111







May 1, 2002



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Variable Annuity - 1 Series Account
         of Great-West Life & Annuity Insurance Company
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-52956; 811-07549

Ladies and Gentlemen:

In lieu of filing the form of Statement of Additional Information for Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 3 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

(2) the text of the Statement of Additional Information was filed with post-effective amendment no. 3 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 16, 2002.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)


By:      /s/ Beverly A. Byrne
         Vice President and Counsel
         Great-West Life & Annuity Insurance Company